Notes to consolidated statement of cash flows (Changes in group's liabilities from financing activities) (Detail) ¥ in Thousands	12 Months Ended
Dec. 31, 2017 CNY (¥)
Loans (Note24, 30) [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
The group's liabilities from financing activities at the beginning of the year	¥ 132,220,120
(a) Business combination	47,562,251
(b) Changes from financing cash flows:
Proceeds from new bank loans	140,270,455
Repayment of bank loans	(113,769,036)
Proceeds from new bonds	0
Repayment of bonds	0
Capital element of finance lease rentals paid	0
Interest element of finance lease rentals paid	0
Interest paid	0
Others	(3,135)
(c) Exchange adjustments	82,298
(d) Changes in fair value	0
(e) Other changes:
New finance leases	0
Interest expenses	0
Capitalised borrowing costs	0
Disposal of subsidiaries	(1,166,899)
Others	184,710
The group's liabilities from financing activities at the end of the year	205,380,764
Bonds (Note25, 29) [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
The group's liabilities from financing activities at the beginning of the year	42,788,810
(a) Business combination	0
(b) Changes from financing cash flows:
Proceeds from new bank loans	0
Repayment of bank loans	0
Proceeds from new bonds	38,788,679
Repayment of bonds	(50,300,000)
Capital element of finance lease rentals paid	0
Interest element of finance lease rentals paid	0
Interest paid	(885,000)
Others	(80,643)
(c) Exchange adjustments	0
(d) Changes in fair value	0
(e) Other changes:
New finance leases	0
Interest expenses	747,377
Capitalised borrowing costs	0
Disposal of subsidiaries	0
Others	0
The group's liabilities from financing activities at the end of the year	31,059,223
Accrued interests (Note 27) [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
The group's liabilities from financing activities at the beginning of the year	676,462
(a) Business combination	85,380
(b) Changes from financing cash flows:
Proceeds from new bank loans	0
Repayment of bank loans	0
Proceeds from new bonds	0
Repayment of bonds	0
Capital element of finance lease rentals paid	0
Interest element of finance lease rentals paid	0
Interest paid	(9,195,102)
Others	0
(c) Exchange adjustments	2,095
(d) Changes in fair value	0
(e) Other changes:
New finance leases	0
Interest expenses	8,902,402
Capitalised borrowing costs	476,065
Disposal of subsidiaries	0
Others	0
The group's liabilities from financing activities at the end of the year	947,302
Finance leases payables (Note 26) [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
The group's liabilities from financing activities at the beginning of the year	1,088,846
(a) Business combination	521,083
(b) Changes from financing cash flows:
Proceeds from new bank loans	0
Repayment of bank loans	0
Proceeds from new bonds	0
Repayment of bonds	0
Capital element of finance lease rentals paid	(636,145)
Interest element of finance lease rentals paid	(58,874)
Interest paid	0
Others	0
(c) Exchange adjustments	235
(d) Changes in fair value	0
(e) Other changes:
New finance leases	659,895
Interest expenses	99,225
Capitalised borrowing costs	0
Disposal of subsidiaries	0
Others	(74,159)
The group's liabilities from financing activities at the end of the year	1,600,106
Interest rate swaps contracts (liabilities) (Note 14) [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
The group's liabilities from financing activities at the beginning of the year	169,201
(a) Business combination	0
(b) Changes from financing cash flows:
Proceeds from new bank loans	0
Repayment of bank loans	0
Proceeds from new bonds	0
Repayment of bonds	0
Capital element of finance lease rentals paid	0
Interest element of finance lease rentals paid	0
Interest paid	0
Others	0
(c) Exchange adjustments	0
(d) Changes in fair value	(38,558)
(e) Other changes:
New finance leases	0
Interest expenses	0
Capitalised borrowing costs	0
Disposal of subsidiaries	0
Others	0
The group's liabilities from financing activities at the end of the year	¥ 130,643